Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 1,008	$ 1,011	$ 1,735	$ 1,849	$ (9,364)	$ 1,575	$ 62
Cost of Revenues	(2,078)	(1,678)	(3,536)	(3,779)	(6,407)	(1,986)	(53)
Gross Loss	(1,070)	(667)	(1,801)	(1,930)	(15,771)	(411)	9
Operating Expenses:
Research and Development	32,088	11,479	48,822	27,217	57,029	59,376	48,319
Selling and Marketing	15,629	1,200	17,181	2,698	5,430	6,481	5,511
General and Administrative	23,006	836	24,427	1,664	3,753	3,190	2,440
Total Operating Expenses	70,723	13,515	90,430	31,579	66,212	69,047	56,270
Operating Loss	(71,793)	(14,182)	(92,231)	(33,509)	(81,983)	(69,458)	(56,261)
Financial Income (Expenses), net	(709)	462	(907)	90	655	2,167	(107)
Loss before Taxes on Income	(72,502)	(13,720)	(93,138)	(33,419)	(81,328)	(67,291)	(56,368)
Taxes on Income	(32)	(22)	(72)	(92)	(183)	(10)	(32)
Net Loss	$ (72,534)	$ (13,742)	$ (93,210)	$ (33,511)	$ (81,511)	$ (67,301)	$ (56,400)
Basic and Diluted Net Loss per Ordinary Share	$ (0.58)	$ (0.96)	$ (1.37)	$ (2.25)	$ (5.99)	$ (5.22)	$ (4.14)
Weighted Average Number Of Ordinary Shares Used In Computing Basic And Diluted Net Loss Per Ordinary Share	125,188,537	18,701,229	71,458,394	18,614,903	16,514,910	15,524,845	15,039,814